Property, plant and equipment, net - Additional information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Property, plant and equipment, net
Depreciation expense	$ 43,240	$ 24,886	$ 21,939